INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Net Deferred Asset	R$ 7,100,375
Net Deferred Asset	7,100,375
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	1,923,153
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	(382,208)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	200,491
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	368,890
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 4,990,049